EQUITY (Schedule of Other Capital Reserve) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Beginning Balance			¥ 13,195	¥ (17,799)
Ending Balance			(15,505)	13,195
USD [Member]
Ending Balance | $		$ (2,384)
Attributable to owners of the Company Other Capital Reserves [Member]
Beginning Balance			¥ 692,518	¥ 636,960
Beginning Balance, shares | shares		24,910,916	24,910,916	24,910,916
Deemed contribution from related party	[1]			¥ 55,558
Deemed contribution from related party, shares | shares
Ending Balance			¥ 692,518	¥ 692,518
Ending Balance, shares | shares				24,910,916
Attributable to owners of the Company Other Capital Reserves [Member] | USD [Member]
Deemed contribution from related party, shares | shares
Ending Balance | $		$ 106,432

[1]	On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million (US$8.00 million) indebtedness owed to it by Double Grow (Note 5).